Credit Line Agreement and Auction Rate Debt Securities Repurchase Agreement	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Credit Line Agreement and Auction Rate Debt Securities Repurchase Agreement

7. Credit Line Agreement and Auction Rate Debt Securities Repurchase Agreement

In December 2008, the Company entered into a Credit Line Agreement with a third-party lender with a maximum availability of $62.9 million.  The Company’s auction rate debt securities included in trading securities on the consolidated balance sheet at December 31, 2009 was pledged as collateral for the Credit Line Agreement. As of December 31, 2008, the Company had drawn down $62.9 million on this line of credit. During the years ended December 31, 2010 and 2009, $59.4 million and $3.5 million, respectively of auction rate debt securities were sold by the third-party lender holding the collateral which resulted in a corresponding reduction in amounts outstanding under the Credit Line Agreement. The Credit Line Agreement had interest at a variable rate equal to the average rate of interest earned by the Company on the auction rate debt securities pledged as collateral for the Credit Line Agreement. The interest rate on the line of credit advances was 1.2% at December 31, 2009.  Interest expense on the advances on the Credit Line Agreement was approximately $305,000 and $915,000 for the years ended December 31, 2010 and 2009, respectively.

The advances on the Credit Line Agreement were repayable on demand by the third-party lender. If the third-party lender had exercised its right to demand repayment of the advances under the Credit Line Agreement prior to June 30, 2010 (the date upon which the Company could first exercise its rights under the Repurchase Agreement discussed below), the third-party lender was required to arrange alternative financing on terms substantially the same as the Credit Line Agreement or the third party lender must repurchase the auction rate debt securities pledged as collateral for the Credit Line Agreement at their par value, which was $59.4 million at December 31, 2009.

  In December 2008, the Company also entered into a Repurchase Agreement with the third-party lender such that the Company may require the third-party lender to repurchase the auction rate debt securities pledged as collateral for the Credit Line Agreement, at their par value, from June 30, 2010 through July 2, 2012 as full settlement for the advances on the Credit Line Agreement.  The Company elected to record this item at its fair value in accordance with ASC No. 825-10-25 to allow consistent treatment of this repurchase agreement and the underlying collateral.  At December 31, 2009, the fair value of this item was approximately $6.0 million and was recorded as an asset on the consolidated balance sheets. The change in the fair value of the Repurchase Agreement for the years ended December 31, 2010 and 2009 was $6.0 million and $4.2 million, respectively, and is recorded as a realized loss on the consolidated statements of operations.

Effective July 1, 2010, all auction rate debt securities were repurchased at par by the third-party lender holding the collateral under the Repurchase Agreement which resulted in a corresponding reduction in amounts outstanding and the extinguishment of the Credit Line Agreement.